Document and Entity Information	Dec. 12, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001338065
Document Type	8-K
Document Period End Date	Dec. 12, 2022
Entity Registrant Name	DCP MIDSTREAM, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-32678
Entity Tax Identification Number	03-0567133
Entity Address, Address Line One	6900 E. Layton Ave
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	595-3331
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common units representing limited partnership interests
Trading Symbol	DCP
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.875% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DCP PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.95% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DCP PRC
Security Exchange Name	NYSE